Investment Objectives and Goals	Aug. 31, 2025
Pacer US Export Leaders ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer US Export Leaders ETF
Pacer International Export Leaders ETF Class
Prospectus [Line Items]
Risk/Return [Heading]	Pacer International Export Leaders ETF